Advances from customers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from contracts with customers [Abstract]
Opening balance	R$ 488,578	R$ 320,560	R$ 509,403
Revenue recognized that was included in the contract liability balance at the beginning of the year	(670,862)	(320,560)	(509,403)
Increase in advances	376,563	427,463	301,963
Advances from acquired companies	40,758	61,115	18,597
Ending balance	R$ 235,037	R$ 488,578	R$ 320,560